Securities - Summary of Amortized Cost and Fair Values of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	$ 121,453	$ 138,846	$ 111,460
Held-to-maturity Securities, Gross Unrealized Gains	956	190	318
Held-to-maturity Securities, Gross Unrealized Losses	(143)	(954)	(843)
Securities held-to-maturity, fair value	122,266	138,082	110,935
Obligations of States, Municipalities, and Political Subdivisions
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	24,078	24,878	25,081
Held-to-maturity Securities, Gross Unrealized Gains	317	105	310
Held-to-maturity Securities, Gross Unrealized Losses	(36)	(229)	(142)
Securities held-to-maturity, fair value	24,359	24,754	25,249
Agency, Residential Mortgage-Backed Securities
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	56,453	67,692	86,379
Held-to-maturity Securities, Gross Unrealized Gains	275	35	8
Held-to-maturity Securities, Gross Unrealized Losses	(82)	(283)	(701)
Securities held-to-maturity, fair value	56,646	67,444	$ 85,686
Non-Agency, Residential Mortgage-Backed Securities
Schedule Of Held To Maturity Securities [Line Items]
Held-to-maturity Securities, Amortized Cost	40,922	46,276
Held-to-maturity Securities, Gross Unrealized Gains	364	50
Held-to-maturity Securities, Gross Unrealized Losses	(25)	(442)
Securities held-to-maturity, fair value	$ 41,261	$ 45,884